REVENUE - Schedule of Disaggregation of Revenue by Currency (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL	$ 2,415,689	$ 2,095,939	$ 1,780,243
United States dollar (USD)
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL	1,610,539	1,514,822	1,415,226
European euro (EUR)
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL	305,061	251,865	116,469
Brazilian real (BRL)
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL	115,212	58,822	30,886
Argentine peso (ARS)
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL	83,609	74,311	57,329
Mexican peso (MXN)
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL	79,099	73,749	57,526
Pound sterling (GBP)
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL	71,672	35,094	31,445
Saudi riyal (SAR)
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL	43,250	6,345	0
Chilean peso (CLP)
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL	29,072	33,034	42,568
Peruvian sol (PEN)
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL	15,771	13,380	13,435
Canadian dollar (CAD)
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL	15,230	3,743	13
Colombian peso (COP)
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL	14,874	17,392	12,971
Indian rupee (INR)
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL	8,910	3,596	634
United Arab Emirates dirham (AED)
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL	7,056	0	0
Australian dollar (AUD)
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL	6,223	8,873	1,593
South African rand (ZAR)
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL	3,912	0	0
Uruguayan peso (UYU)
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL	2,984	0	0
Swiss franc (CHF)
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL	2,344	551	148
Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL	$ 871	$ 362	$ 0